Headline earnings - Dilutive shares (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted average number of shares (in shares)	507,010,181	421,603,201
Dilutive potential of share options (in shares)	1,030,346	522,570
Dilutive weighted average number of ordinary shares (in shares)	508,040,527	422,125,771